Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding and exercisable beginning balance	2,107,000	2,232,400	3,194,000
Granted	120,000	1,590,000	875,000
Exercised	(578,000)	(635,800)	(1,104,500)
Expired	(723,000)	(1,079,600)	(732,100)
Outstanding and exercisable ending balance	926,000	2,107,000	2,232,400
Weighted average exercise price
Outstanding and exercisable beginning balance	$ 9.13	$ 7.52	$ 6.08
Granted	9.57	13.02	11.10
Exercised	6.29	6.22	6.25
Expired	12.94	13.25	7.42
Outstanding and exercisable ending balance	7.98	9.13	7.52
Weighted average fair value per option
Outstanding and exercisable beginning balance	1.82	1.40	1.28
Granted	0.82	2.01	0.95
Exercised	1.58	1.11	0.91
Expired	1.95	1.64	1.11
Outstanding and exercisable ending balance	$ 1.72	$ 1.82	$ 1.40